Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.5%
U.S. Treasury Notes
0.250%, 5/31/25	$1,035	$1,033
1.500%, 2/15/30	1,035	1,094
Total U.S. Government Securities (Identified Cost $2,125)		2,127

Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	106
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	305	319
Total Municipal Bonds (Identified Cost $403)		425

Foreign Government Securities—9.5%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	226
Dominican Republic
144A 6.875%, 1/29/26(1)	395	476
144A 5.950%, 1/25/27(1)	420	493
144A 5.875%, 1/30/60(1)	395	435
Emirate of Dubai RegS 5.250%, 1/30/43(2)	1,440	1,690
Federative Republic of Brazil
3.875%, 6/12/30	440	464
4.750%, 1/14/50	490	524
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	511
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	1,445	1,620
144A 3.250%, 10/22/30(1)	825	910
144A 4.500%, 10/26/46(1)	1,425	1,728
Oman Government International Bond 144A 7.375%, 10/28/32(1)	580	641
Republic of Angola 144A 8.250%, 5/9/28(1)	660	632
Republic of Argentine 0.125%, 7/9/35(3)	2,990	1,091
Republic of Colombia
3.125%, 4/15/31	325	345
4.125%, 5/15/51	225	250
Republic of Ecuador 144A 0.500%, 7/31/35(1)(3)	1,045	566
Republic of Egypt
144A 7.600%, 3/1/29(1)	1,050	1,205
144A 8.500%, 1/31/47(1)	745	842
	Par Value	Value

Foreign Government Securities—continued
144A 8.875%, 5/29/50(1)	$300	$352
Republic of Ghana 144A 8.125%, 3/26/32(1)	1,075	1,136
Republic of Indonesia
2.850%, 2/14/30	1,980	2,136
4.200%, 10/15/50	1,060	1,261
144A 4.350%, 1/8/27(1)	570	663
Republic of Kenya 144A 8.000%, 5/22/32(1)(4)	625	728
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	280
144A 7.875%, 2/16/32(1)	540	593
Republic of Pakistan 144A 8.250%, 9/30/25(1)	385	423
Republic of Panama
3.160%, 1/23/30	280	310
4.300%, 4/29/53	475	602
3.870%, 7/23/60	470	553
Republic of Philippines 3.700%, 3/1/41	765	883
Republic of South Africa
4.850%, 9/27/27	250	270
5.875%, 6/22/30	480	544
5.650%, 9/27/47	510	508
Republic of Turkey
4.875%, 10/9/26	915	925
6.125%, 10/24/28	1,280	1,364
7.625%, 4/26/29	460	530
5.250%, 3/13/30	670	671
Republic of Uruguay 5.100%, 6/18/50	665	931
Republic of Venezuela
9.375%, 1/13/34(5)	920	85
RegS 7.650%, 4/21/25(2)(5)	1,500	138
Republica Oriental del Uruguay 4.375%, 1/23/31	165	202
Russian Federation
RegS 4.375%, 3/21/29(2)	1,400	1,633
RegS 5.250%, 6/23/47(2)	400	553
State of Israel 2.750%, 7/3/30	680	750
State of Qatar
144A 3.750%, 4/16/30(1)	820	965
144A 4.400%, 4/16/50(1)	430	560
Ukraine Government 144A 7.253%, 3/15/33(1)	1,400	1,526
United Mexican States
2.659%, 5/24/31	555	568
4.500%, 1/31/50	1,175	1,376
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Series M 6.500%, 6/9/22	16,410MXN	$849
Total Foreign Government Securities (Identified Cost $39,084)		39,517

Mortgage-Backed Securities—14.7%
Non-Agency—14.7%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	$1,320	1,430
2015-SFR1, A 144A 3.467%, 4/17/52(1)	628	674
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,114
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	686
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	2,009
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	1,253	1,271
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	330	340
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	313	322
Banc of America Funding Trust
2005-1, 1A1 5.500%, 2/25/35	204	211
2006-2, 3A1 6.000%, 3/25/36	88	89
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	658
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(3)	1,000	1,078
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(3)	445	468
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	247	254
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	972	1,011
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	701	715
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	426	434
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	87	89
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	673	720
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	250	257
2020-3, A 144A 1.358%, 8/15/53(1)	827	836
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.139%, 5/15/36(1)(3)	675	676
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.783%, 4/25/44(1)(3)	$128	$131
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(3)	1,634	1,640
2020-RPL4, A1 144A 2.000%, 1/25/60(1)	969	997
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	36	36
2017-2A, A2 144A 2.606%, 6/25/47(1)(3)	37	37
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(3)	134	137
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	770	779
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,236
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	221	228
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	160	162
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	842	857
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	621	612
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(1)(3)	235	237
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	102	104
2014-5, B2 144A 2.937%, 10/25/29(1)(3)	237	245
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	321	327
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	557	580
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	775	784
MASTR Alternative Loan Trust 2005-2, 2A1 6.000%, 1/25/35	228	245
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(1)(3)	400	400
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(1)(3)	425	456
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	537	576
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	375	408
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	779	849
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	452	488
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	68	74
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(3)	257	259

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	$329	$343
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	570	579
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(3)	465	478
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(3)	1,188	1,190
2020-2, A1 144A 3.671%, 8/25/25(1)(3)	1,032	1,041
2020-3, A1 144A 2.857%, 9/25/25(1)(3)	1,486	1,499
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	1,541	1,543
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(3)	1,259	1,261
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	940	949
2018-SFR1, B 144A 3.484%, 3/17/35(1)	980	982
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,380	1,398
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,058	1,092
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	423
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	1,018
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	1,020	1,048
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(3)	334	334
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	555	566
Sequoia Mortgage Trust 2013-8, B1 3.512%, 6/25/43(3)	443	456
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(3)	224	227
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	491	494
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	380	402
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	690	714
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	450	491
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	614
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	485	516
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	1,925	2,149
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	65	65
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	1,198	1,323
	Par Value	Value

Non-Agency—continued
2015-2, 1M1 144A 3.250%, 11/25/60(1)(3)	$710	$735
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	633
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	829
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(3)	1,405	1,273
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(1)(3)	1,259	971
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(1)(3)	322	323
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(3)	470	475
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(3)	224	225
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	211	212
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(3)	1,297	1,300
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(1)(3)	760	793
2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	362	366
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	443	444
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	684
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	598	616
		61,300

Total Mortgage-Backed Securities (Identified Cost $60,419)		61,300

Asset-Backed Securities—8.5%
Automobiles—4.0%
ACC Trust 2019-1, B 144A 4.470%, 10/20/22(1)	640	643
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	949
Avis Budget Rental Car Funding AESOP LLC 2018-1A, A 144A 3.700%, 9/20/24(1)	1,335	1,407
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,058
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(1)	1,415	1,475
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(1)	1,340	1,377
2019-4A, C 144A 3.060%, 8/15/25(1)	1,475	1,537
2019-4A, D 144A 4.090%, 8/17/26(1)	750	776

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	$559	$561
2018-3A, C 144A 4.180%, 7/15/24(1)	1,015	1,056
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(1)	387	388
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	675
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	734
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	685
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	631
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,504
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,220	1,230
		16,686

Credit Card—0.3%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	829
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	470	473
		1,302

Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	420	422
Other—4.1%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	406	418
2019-A, C 144A 4.010%, 7/16/40(1)	915	944
2020-AA, D 144A 7.150%, 7/17/46(1)	815	852
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	938	958
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	930	941
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	1,050	1,057
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	367	375
2020-1A, A 144A 2.981%, 11/15/35(1)	854	866
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	840	844
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	844
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)	496	501
2019-2, B 144A 3.190%, 11/18/26(1)	775	784
	Par Value	Value

Other—continued
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	$1,060	$1,087
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	785	839
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	370	374
2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	1,025
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	416	417
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,298
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	997	994
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	655	660
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	851
		16,929

Total Asset-Backed Securities (Identified Cost $34,217)		35,339

Corporate Bonds and Notes—48.1%
Communication Services—5.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	714
Altice France S.A. 144A 7.375%, 5/1/26(1)	330	347
ANGI Group LLC 144A 3.875%, 8/15/28(1)	635	646
Baidu, Inc. 3.425%, 4/7/30	490	542
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	871
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	675	716
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	610	658
144A 4.500%, 8/15/30(1)	585	621
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	773	804
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	171	173
144A 5.125%, 8/15/27(1)	250	253
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	450	482
CSC Holdings LLC
144A 5.750%, 1/15/30(1)	725	795
144A 4.125%, 12/1/30(1)	550	575
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	320	260
144A 6.625%, 8/15/27(1)(4)	620	375
DISH DBS Corp.
5.875%, 7/15/22	300	314
7.750%, 7/1/26	450	504
Frontier Communications Corp. 144A 6.750%, 5/1/29(1)	730	781
iHeartCommunications, Inc. 8.375%, 5/1/27	426	455

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	$650	$668
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	370	379
144A 4.750%, 10/15/27(1)	770	790
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	513	467
Meredith Corp. 6.875%, 2/1/26	436	425
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(1)	610	638
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	340	388
Outfront Media Capital LLC 144A 6.250%, 6/15/25(1)	845	891
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	144
144A 6.500%, 9/15/28(1)	485	509
Sprint Corp. 7.875%, 9/15/23	560	648
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(1)	750	868
Telesat Canada 144A 6.500%, 10/15/27(1)	1,235	1,291
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	1,220	1,389
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	400	432
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	760	766
144A 6.625%, 6/1/27(1)	190	204
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	955	991
		22,774

Consumer Discretionary—5.4%
99 Escrow Issuer, Inc. 144A 7.500%, 1/15/26(1)	60	60
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	625	658
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	860	890
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	845	903
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	528
Block Financial LLC 3.875%, 8/15/30	1,140	1,231
Boyd Gaming Corp. 6.375%, 4/1/26	175	182
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	215	229
144A 8.125%, 7/1/27(1)	210	233
Caesars Resort Collection LLC 144A 5.750%, 7/1/25(1)	25	27
Carnival Corp.
144A 11.500%, 4/1/23(1)	250	289
144A 7.625%, 3/1/26(1)	95	104
Carvana Co.
144A 5.625%, 10/1/25(1)	485	498
144A 5.875%, 10/1/28(1)	295	306
	Par Value	Value

Consumer Discretionary—continued
Clarios Global LP 144A 8.500%, 5/15/27(1)	$445	$483
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	545	638
Dana, Inc. 5.375%, 11/15/27	423	448
Dave & Buster’s, Inc. 144A 7.625%, 11/1/25(1)	110	116
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	736	747
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	510	526
Ford Motor Credit Co. LLC
5.125%, 6/16/25	280	304
4.125%, 8/17/27	485	508
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	746	701
General Motors Co. 6.800%, 10/1/27	635	816
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(4)	590	609
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	850	899
International Game Technology plc 144A 5.250%, 1/15/29(1)	200	216
Lear Corp. 3.800%, 9/15/27	835	936
M/I Homes, Inc. 4.950%, 2/1/28	800	847
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	665	675
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	180	202
4.500%, 1/15/28	130	138
144A 4.625%, 6/15/25(1)	105	112
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	230	242
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(1)	1,035	1,166
PulteGroup, Inc. 7.875%, 6/15/32	525	786
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	120	130
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	614
144A 7.000%, 5/15/28(1)	175	188
Station Casinos LLC 144A 4.500%, 2/15/28(1)	475	479
Vista Outdoor, Inc. 5.875%, 10/1/23	616	622
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	940	982
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	1,250	1,310
		22,578

Consumer Staples—1.4%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	1,115	1,186
Altria Group, Inc. 4.800%, 2/14/29	1,130	1,355

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	$840	$1,036
BAT Capital Corp. 4.906%, 4/2/30	630	761
Chobani LLC 144A 7.500%, 4/15/25(1)	785	823
Kronos Acquisition Holdings, Inc.
144A 9.000%, 8/15/23(1)	434	445
144A 5.000%, 12/31/26(1)	10	10
144A 7.000%, 12/31/27(1)	115	120
		5,736

Energy—7.7%
Afren plc 144A 11.500%, 2/1/16(1)(5)(6)	463	—(7)
Aker BP ASA 144A 2.875%, 1/15/26(1)	825	842
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	660	561
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	430	444
144A 5.750%, 1/15/28(1)	740	711
Apache Corp. 4.625%, 11/15/25	620	651
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	415	414
Blue Racer Midstream LLC
144A 7.625%, 12/15/25(1)	25	27
144A 6.625%, 7/15/26(1)	750	756
BP Capital Markets plc 4.875% (8)	865	965
Callon Petroleum Co. 6.125%, 10/1/24	290	167
CGG SA PIK Interest Capitalization, (3 month LIBOR + 4.000%) 144A 5.000%, 2/21/24(1)(9)	6	6
Cheniere Energy Partners LP 5.625%, 10/1/26	332	346
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	395	415
Cimarex Energy Co. 4.375%, 3/15/29	995	1,133
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	250	230
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	530	529
Concho Resources, Inc. 2.400%, 2/15/31	1,240	1,297
Continental Resources, Inc. 4.375%, 1/15/28	685	699
CrownRock LP 144A 5.625%, 10/15/25(1)	670	683
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	208
144A 6.500%, 7/1/27(1)	220	248
Geopark Ltd. 144A 6.500%, 9/21/24(1)	395	410
HollyFrontier Corp. 5.875%, 4/1/26	900	1,005
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(1)(4)	1,250	1,450
144A 6.375%, 10/24/48(1)	470	675
	Par Value	Value

Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$805	$1,167
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)	375	2
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	585	604
NuStar Logistics LP 6.375%, 10/1/30	230	261
Occidental Petroleum Corp.
2.700%, 8/15/22	174	174
5.875%, 9/1/25	410	437
5.500%, 12/1/25	20	21
3.500%, 8/15/29	340	311
6.625%, 9/1/30	400	434
6.125%, 1/1/31	395	423
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(8)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	636
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	581
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	1,015	1,375
Petrobras Global Finance B.V. 5.600%, 1/3/31	1,330	1,529
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(5)	1,580	55
Petroleos Mexicanos
6.875%, 8/4/26	930	1,016
5.950%, 1/28/31	1,545	1,541
6.375%, 1/23/45	610	559
6.350%, 2/12/48	480	435
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	765	878
Plains All American Pipeline LP 3.800%, 9/15/30	870	935
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	505	579
Sunoco LP 144A 4.500%, 5/15/29(1)	985	1,024
Targa Resources Partners LP 5.875%, 4/15/26	623	660
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	22
USA Compression Partners LP 6.875%, 4/1/26	400	418
WPX Energy, Inc. 4.500%, 1/15/30	1,075	1,139
		32,089

Financials—7.7%
Acrisure LLC
144A 8.125%, 2/15/24(1)	255	270
144A 7.000%, 11/15/25(1)	780	812
AerCap Ireland Capital DAC 3.650%, 7/21/27	555	605
Allstate Corp. (The) Series B 5.750%, 8/15/53	845	904
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	465	474
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,215	1,259

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	$725	$834
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	530	612
Bank of America Corp. 3.419%, 12/20/28	840	950
Bank of Montreal 3.803%, 12/15/32	529	599
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	795	877
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	959
Brighthouse Financial, Inc.
3.700%, 6/22/27	135	147
5.625%, 5/15/30	663	818
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	842
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,167
Charles Schwab Corp. (The) Series H 4.000% (8)	1,035	1,089
Citadel LP 144A 4.875%, 1/15/27(1)	605	659
Citigroup, Inc.
3.980%, 3/20/30	840	987
Series W 4.000%(8)	625	641
Discover Bank 4.682%, 8/9/28	865	920
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	396	370
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	645	651
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	945
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	875	998
ICAHN Enterprises LP 6.250%, 5/15/26	765	810
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	768
Jefferies Group LLC 4.850%, 1/15/27	360	421
JPMorgan Chase & Co.
4.005%, 4/23/29	840	986
2.956%, 5/13/31	1,715	1,880
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	355	349
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.258%, 4/20/67(3)	300	224
MetLife, Inc. Series G 3.850% (8)	875	923
Navient Corp. 6.750%, 6/25/25	611	665
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	300	336
OneMain Finance Corp. 7.125%, 3/15/26	670	792
Prudential Financial, Inc.
5.875%, 9/15/42	485	520
5.625%, 6/15/43	450	483
	Par Value	Value

Financials—continued
Santander Holdings USA, Inc. 4.400%, 7/13/27	$700	$800
Synovus Financial Corp. 5.900%, 2/7/29	437	471
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	1,031
Voya Financial, Inc. 5.650%, 5/15/53	615	652
Wells Fargo & Co. Series S 5.900% (8)	640	679
		32,179

Health Care—3.3%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	90	92
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	104	105
Akumin, Inc. 144A 7.000%, 11/1/25(1)	655	688
Avantor Funding, Inc. 144A 4.625%, 7/15/28(1)	70	74
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	190	212
144A 8.500%, 1/31/27(1)	315	350
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	455	500
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	615	627
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	732
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	375	395
DaVita, Inc. 144A 3.750%, 2/15/31(1)	580	589
HCA, Inc. 5.375%, 2/1/25	319	359
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	850	929
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	320	344
144A 4.375%, 2/15/27(1)	305	310
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	225	225
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	370	394
144A 7.250%, 2/1/28(1)	110	116
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	363
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	935	1,058
Royalty Pharma plc 144A 2.200%, 9/2/30(1)	842	864
Select Medical Corp. 144A 6.250%, 8/15/26(1)	520	560
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	682
144A 10.000%, 4/15/27(1)	290	320
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	115	115
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(1)	735	778
144A 7.500%, 4/1/25(1)	65	71

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	$200	$221
3.150%, 10/1/26	850	817
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	927	950
		13,840

Industrials—5.0%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(1)	905	997
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	990	1,056
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,035	1,194
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	919
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	1,005	1,006
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	647
Boeing Co. (The)
5.150%, 5/1/30	550	666
3.750%, 2/1/50	450	472
5.930%, 5/1/60	220	312
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	435	452
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,115	1,158
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	785	814
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	60	63
144A 9.750%, 8/1/27(1)	105	120
GFL Environmental, Inc.
144A 8.500%, 5/1/27(1)	153	170
144A 4.000%, 8/1/28(1)	320	322
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	731	666
Hillenbrand, Inc. 5.000%, 9/15/26	1,175	1,317
Howmet Aerospace, Inc. 6.875%, 5/1/25	365	431
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	870	905
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	838	765
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	775	780
Spirit AeroSystems, Inc.
3.950%, 6/15/23	520	510
144A 5.500%, 1/15/25(1)	625	659
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	715	765
Stanley Black & Decker, Inc. 4.000%, 3/15/60	841	895
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	638	660
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	290	309
5.500%, 11/15/27	640	673
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	$835	$902
		20,605

Information Technology—3.5%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	493	532
Black Knight InfoServ LLC 144A 3.625%, 9/1/28(1)	680	696
Broadcom, Inc. 4.150%, 11/15/30	890	1,029
Citrix Systems, Inc. 3.300%, 3/1/30	1,145	1,264
Dell International LLC 144A 8.100%, 7/15/36(1)	295	436
HP, Inc. 3.400%, 6/17/30	1,120	1,246
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	615	649
Leidos, Inc. 144A 2.300%, 2/15/31(1)	1,150	1,171
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	870	920
Motorola Solutions, Inc.
4.600%, 2/23/28	521	628
4.600%, 5/23/29	270	323
NCR Corp. 144A 5.250%, 10/1/30(1)	100	107
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	710	755
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	995	1,055
Seagate HDD Cayman 144A 3.375%, 7/15/31(1)	535	538
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	805	826
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	830	849
VMware, Inc.
3.900%, 8/21/27	381	430
4.700%, 5/15/30	365	439
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	700	743
		14,636

Materials—3.7%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(10)	780	833
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	335	352
Avient Corp. 144A 5.750%, 5/15/25(1)	848	901
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	595	607
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	740	799
Equate Petrochemical BV 144A 4.250%, 11/3/26(1)	765	852
Hecla Mining Co. 7.250%, 2/15/28	845	923

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	$335	$340
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	960	1,075
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(1)	480	498
Kraton Polymers LLC
144A 7.000%, 4/15/25(1)	716	754
144A 4.250%, 12/15/25(1)	155	158
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	480	485
Novelis Corp. 144A 4.750%, 1/30/30(1)	920	991
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(1)	830	854
Olin Corp. 5.625%, 8/1/29	690	749
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	595	631
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	315	331
Teck Resources Ltd. 6.125%, 10/1/35	870	1,121
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	285	235
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	777
144A 6.625%, 11/1/25(1)	446	453
United States Steel Corp. 144A 12.000%, 6/1/25(1)	685	791
		15,510

Real Estate—2.3%
EPR Properties 4.750%, 12/15/26	815	823
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	770	789
GLP Capital LP
5.250%, 6/1/25	600	675
5.750%, 6/1/28	229	271
5.300%, 1/15/29	336	391
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	775	818
iStar, Inc. 4.250%, 8/1/25	770	760
MPT Operating Partnership LP
5.000%, 10/15/27	302	321
4.625%, 8/1/29	145	156
3.500%, 3/15/31	640	661
Office Properties Income Trust 4.500%, 2/1/25	900	953
Service Properties Trust
7.500%, 9/15/25	110	127
4.950%, 2/15/27	900	905
Spirit Realty LP 3.200%, 2/15/31	1,060	1,126
Uniti Group LP
8.250%, 10/15/23	515	519
144A 7.875%, 2/15/25(1)	345	371
		9,666

	Par Value	Value

Utilities—2.6%
American Electric Power Co., Inc. 2.300%, 3/1/30	$868	$906
CMS Energy Corp. 4.750%, 6/1/50	860	968
Dominion Energy, Inc. 3.375%, 4/1/30	840	956
DPL, Inc. 4.350%, 4/15/29	733	822
Edison International 4.125%, 3/15/28	1,040	1,159
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	750	766
Ferrellgas Partners LP 8.625%, 6/15/20(5)	135	36
National Fuel Gas Co. 5.500%, 1/15/26	715	825
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	1,000	1,105
PG&E Corp. 5.250%, 7/1/30	495	545
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	145	154
144A 6.625%, 1/15/28(1)	560	585
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	581	653
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(6)	375	—
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(1)	1,130	1,246
		10,726

Total Corporate Bonds and Notes (Identified Cost $189,070)		200,339

Leveraged Loans(3)—12.1%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	645	644
Amentum Government Services Holdings LLC First Lien, Tranche 2 (3 month LIBOR + 4.750%) 5.500%, 1/29/27	535	538
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	695	722
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	214	209
Tranche F (1 month LIBOR + 2.250%) 2.397%, 12/9/25	140	137
		2,250

Chemicals—0.2%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	455	455
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.647%, 2/5/27	397	396
		851

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—0.8%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	$406	$406
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.214%, 9/6/24	807	795
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	299	298
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.000%, 6/30/24	418	414
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.159%, 6/16/25	697	571
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	728	708
		3,192

Energy—0.4%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	322	319
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 0.000%, 4/11/22(11)	880	198
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	483	483
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	625	612
		1,612

Financial—0.4%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.647%, 8/4/25	525	528
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	340	340
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	383	383
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.903%, 6/28/23	511	510
		1,761

Food / Tobacco—0.5%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	55	55
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	339	338
Dole Food Co., Inc. Tranche B (3 month LIBOR + 2.750%) 3.750%, 4/6/24	459	458
H-Food Holdings LLC (3 month LIBOR + 3.688%) 3.833%, 5/23/25	344	337
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	281	280
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 9/23/27	$674	$674
		2,142

Forest Prod / Containers—0.3%
BWay Holding Co. (3 month LIBOR + 3.250%) 3.480%, 4/3/24	316	304
Klockner Pentaplast of America, Inc. (3 month LIBOR + 4.250%) 5.250%, 6/30/22	826	823
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25	274	258
		1,385

Gaming / Leisure—0.8%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	144	148
CCM Merger, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 11/4/25	375	374
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	45	46
Tranche B (1 month LIBOR + 2.750%) 3.750%, 5/9/24	255	252
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	45	51
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	874	800
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	643	612
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.897%, 8/14/24	331	323
UFC Holdings LLC Tranche B (6 month LIBOR + 3.250%) 4.250%, 4/29/26	621	618
		3,224

Healthcare—3.0%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.652%, 10/31/25	397	389
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	483	485
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	355	354
Azalea TopCo, Inc. (3 month LIBOR + 4.000%) 4.750%, 7/24/26	675	673
Cano Health LLC
(3 month LIBOR + 1.000%) 1.000%, 11/19/27(12)	190	189
(3 month LIBOR + 5.250%) 6.000%, 11/19/27	520	518
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	556	552
CT Technologies Intermediate Holdings, Inc. (1 month LIBOR + 5.000%) 6.000%, 12/16/25	570	567

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.897%, 10/10/25	$285	$236
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	563	561
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	425	424
National Mentor Holdings, Inc.
Tranche B (3 month LIBOR + 4.250%) 0.000%, 3/9/26(13)	279	279
Tranche C (3 month LIBOR + 4.250%) 0.000%, 3/9/26(13)	11	11
Navicure, Inc.
(1 month LIBOR + 4.000%) 4.147%, 10/22/26	253	252
Tranche B (1 month LIBOR + 4.000%) 4.750%, 10/22/26	220	219
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	1,237	1,193
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.398%, 6/30/25	332	327
Packaging Coordinators Midco, Inc. Tranche B, First Lien (6 month LIBOR + 3.750%) 4.500%, 11/30/27	415	415
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 2/14/25	599	585
PetVet Care Centers LLC 2020, First Lien (1 month LIBOR + 4.250%) 5.250%, 2/14/25	134	135
Phoenix Guarantor, Inc.
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	310	309
Tranche B-1 (1 month LIBOR + 3.250%) 3.402%, 3/5/26	739	733
Pluto Acquisition I, Inc. 2020, First Lien (3 month LIBOR + 5.000%) 0.000%, 6/22/26(13)	420	420
Precision Medicine Group LLC
(3 month LIBOR + 3.750%) 0.000%, 11/18/27(13)	482	482
(3 month LIBOR + 3.750%) 0.000%, 11/18/27(12)(13)	63	63
Southern Veterinary Partners LLC
(3 month LIBOR + 2.000%) 2.000%, 10/1/27(12)	88	88
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	640	637
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	74	76
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.897%, 7/2/25	1,142	1,101
		12,273

Information Technology—1.6%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	305	306
	Par Value	Value

Information Technology—continued
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 4.403%, 10/9/26	$468	$461
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	579	577
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	612	609
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	818	822
Greeneden US Holdings II LLC Tranche B-4 (3 month LIBOR + 4.000%) 4.750%, 12/1/27	500	500
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	753	754
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	613	606
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	860	861
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	743	746
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	25	26
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.153%, 3/2/27	342	340
Virtusa Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 12/9/27(13)	95	94
		6,702

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	520	519
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	635	637
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	604	551
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27(6)	345	342
Filtration Group Corp.
(3 month LIBOR + 3.000%) 3.147%, 3/31/25	517	511
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	344	344
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	393	385
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	870	802
		4,091

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.400%, 8/24/26	276	244
Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(11)	318	323

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	$117	$117
		440

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 3.673%, 1/31/29	400	400
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 3.677%, 1/31/29	400	400
		800

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	374	375
Retail—0.3%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	495	494
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	251	249
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%) 0.000%, 1/26/23(13)	415	397
		1,140

Service—1.3%
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	502	502
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	487	449
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.250%, 11/14/22	622	618
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.900%, 2/6/26	595	594
Hoya Midco LLC First Lien (6 month LIBOR + 3.500%) 4.500%, 6/30/24	631	593
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	648	643
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	649	647
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.147%, 9/3/26	771	767
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	319	312
Weld North Education LLC 2020 (3 month LIBOR + 4.000%) 0.000%, 12/15/27(13)	455	453
		5,578

	Par Value	Value

Transportation - Automotive—0.3%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	$869	$808
PAI Holdco, Inc. Tranche B (6 month LIBOR + 4.000%) 5.000%, 10/28/27	135	135
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.647%, 4/30/26	334	333
		1,276

Utility—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	692	689
PG&E Corp. (1 month LIBOR + 4.500%) 5.500%, 6/23/25	149	151
		840

Total Leveraged Loans (Identified Cost $50,630)		50,176

	Shares
Preferred Stocks—1.7%
Financials—1.5%
Discover Financial Services Series D, 6.125%	360(14)	406
Fifth Third Bancorp Series L, 4.500%	940(14)	1,000
JPMorgan Chase & Co. Series HH, 4.600%	347(14)	358
KeyCorp Series D, 5.000%	1,090(14)	1,182
MetLife, Inc. Series D, 5.875%	478(14)	547
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775(14)	847
Truist Financial Corp. Series Q, 5.100%	880(14)	1,005
Zions Bancorp NA, 6.950%	38,525	1,070
		6,415

Industrials—0.2%
General Electric Co. Series D, 5.000%	730(14)	677
Total Preferred Stocks (Identified Cost $6,508)		7,092

Common Stocks—0.1%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(15)	11,677	19
Consumer Discretionary—0.1%
Mark IV Industries(6)	446	2
MYT Holding LLC Class B(6)(15)	42,729	110
		112

Energy—0.0%
Frontera Energy Corp.	6,656	17

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Shares	Value

Financials—0.0%
Neiman Marcus Group, Inc.(15)	836	$55
Total Common Stocks (Identified Cost $482)		203

Exchange-Traded Funds(16)—3.7%
Invesco Senior Loan ETF	61,773	1,376
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,993	2,209
iShares iBoxx High Yield Corporate Bond ETF	52,682	4,599
iShares JP Morgan USD Emerging Markets Bond ETF	24,113	2,795
SPDR Bloomberg Barclays High Yield Bond Fund ETF	41,155	4,484
Total Exchange-Traded Funds (Identified Cost $15,208)		15,463

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(15)	6,252	6
Total Rights (Identified Cost $5)		6

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	4,966	56
Total Warrant (Identified Cost $86)		56

Total Long-Term Investments—99.0% (Identified Cost $398,237)		412,043

Short-Term Investment—0.4%
Securities Lending Collateral(16)—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(17)	1,578,596	1,579
Total Short-Term Investment (Identified Cost $1,579)		1,579

TOTAL INVESTMENTS—99.4% (Identified Cost $399,816)		$413,622
Other assets and liabilities, net—0.6%		2,539
NET ASSETS—100.0%		$416,161

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt
Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $224,970 or 54.1% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	No contractual maturity date.
(9)	100% of the income received was in PIK.
(10)	100% of the income received was in cash.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.
(13)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	79%
Canada	2
Mexico	2
Indonesia	2
Netherlands	1
Cayman Islands	1
Saudi Arabia	1
Other	12
Total	100%
† % of total investments as of December 31, 2020.

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$35,339	$—	$35,339	$—
Corporate Bonds and Notes	200,339	—	200,339	—(1)(2)
Foreign Government Securities	39,517	—	39,517	—
Leveraged Loans	50,176	—	49,834	342
Mortgage-Backed Securities	61,300	—	61,300	—
Municipal Bonds	425	—	425	—
U.S. Government Securities	2,127	—	2,127	—
Equity Securities:
Preferred Stocks	7,092	1,070	6,022	—
Common Stocks	203	36	55	112
Rights	6	—	6	—
Warrant	56	—	56	—
Securities Lending Collateral	1,579	1,579	—	—
Exchange-Traded Funds	15,463	15,463	—	—
Total Investments	$413,622	$18,148	$395,020	$454

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Fund with an end of period value of $112 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $57 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compated to total net assets is not material; therfore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2020.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.